Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Commercial mortgage loans on real estate	$ 19,772	$ 24,959
Policy loans	217	219
Total assets	399,188	332,600
Financial Liabilities
Funds withheld under reinsurance	167	159
Total liabilities	343,473	280,213
Total
Financial Assets
Commercial mortgage loans on real estate	22,366	27,981
Policy loans	217	219
Other investment	172
Total assets	22,755	28,200
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5,074	4,261
Funds withheld under reinsurance	167	159
Total liabilities	5,241	4,420
Level 1
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	217	219
Other investment	0
Total assets	217	219
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	167	159
Total liabilities	167	159
Level 2
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Other investment	0
Total assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	0	0
Total liabilities	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate	22,366	27,981
Policy loans	0	0
Other investment	172
Total assets	22,538	27,981
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5,074	4,261
Funds withheld under reinsurance	0	0
Total liabilities	5,074	4,261
Carrying Value
Financial Assets
Commercial mortgage loans on real estate	19,772	24,959
Policy loans	217	219
Other investment	172
Total assets	20,161	25,178
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	4,487	4,007
Funds withheld under reinsurance	167	159
Total liabilities	$ 4,654	$ 4,166